Stock Based Compensation Plans: (Details Text)	6 Months Ended
	Jun. 30, 2016 USD ($) shares	Jun. 30, 2015 USD ($) $ / shares shares
Stock Based Compensation Plans Details Text [Abstract]
Maximum number of options available under the plan	7,550,000
Options available for grant	1,519,500
Maximum term of options	10 years
Options granted during the period	0	315,000
Options exercised during the period	2,300,000
Proceeds to company from option exercises | $	$ 4,100,000
Non-cash compensation expense | $	$ 11,781	$ 281,524
Weighted average fair value of options granted | $ / shares		$ 0.85
Retention units held by officers and directors	1,457,500
Retention units held by others	315,000
Minimum value of retention units | $	$ 8,100,000